Financial instruments (Disclosure of financial instruments) (Details) - CAD ($)	Dec. 31, 2022	Feb. 17, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value through profit and loss ("FVTPL")
Cash	$ 24,950		$ 9,273	$ 47,672
Marketable securities	1,819,800		454,219
Amortized cost
Other receivables	8,780		3,750
Related company loan receivable	644,990	$ 1,290,000	1,833,979	$ 1,301,013
Other financial liabilities
Accounts payable and accrued liabilities	4,855,747		5,536,070
Loans payable	718,238		647,762
Fair value [Member]
Other financial liabilities
Accounts payable and accrued liabilities	4,855,747		5,536,070
Loans payable	718,238		647,762
Carrying value [Member]
Other financial liabilities
Accounts payable and accrued liabilities	4,855,747		5,536,070
Loans payable	718,238		647,762
Amortized cost [Member] | Fair value [Member]
Amortized cost
Other receivables	8,780		3,750
Related company loan receivable	644,990		1,833,979
Amortized cost [Member] | Carrying value [Member]
Amortized cost
Other receivables	8,780		3,750
Related company loan receivable	644,990		1,833,979
Fair Value Hierarchy, Level 1 [Member] | Fair value [Member]
Fair value through profit and loss ("FVTPL")
Cash	24,950		9,273
Marketable securities	0		454,219
Fair Value Hierarchy, Level 1 [Member] | Carrying value [Member]
Fair value through profit and loss ("FVTPL")
Cash	24,950		9,273
Marketable securities	0		454,219
Fair Value Hierarchy, Level 1 [Member] | Fair value [Member]
Fair value through profit and loss ("FVTPL")
Marketable securities - private	1,819,800		0
Fair Value Hierarchy, Level 1 [Member] | Carrying value [Member]
Fair value through profit and loss ("FVTPL")
Marketable securities - private	$ 1,819,800		$ 0